Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant stock options, SARs, or similar option-like instruments, nor have we granted any such awards since 2017, as such awards are not currently a part of our compensation program strategy. If stock options, SARs, or similar option-like instruments were to be granted in the future, we would not grant such awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and would not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During the 2024 fiscal year, (i) none of our named executive officers were awarded stock options, SARs, or other option-like instruments with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not currently grant stock options, SARs, or similar option-like instruments, nor have we granted any such awards since 2017, as such awards are not currently a part of our compensation program strategy. If stock options, SARs, or similar option-like instruments were to be granted in the future, we would not grant such awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and would not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If stock options, SARs, or similar option-like instruments were to be granted in the future, we would not grant such awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and would not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false